Related Parties Balances and Transactions	12 Months Ended
Mar. 31, 2024
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 13 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,
	2023	2024
	RMB	RMB
Philectronics	536	553
Mr. Yu	48	-
	584	553

(2)	Due to related parties

	As of March 31,
	2023	2024
	RMB	RMB
Mr. Bao	4,779	11,839
Grandsky Phoenix Limited	-	23,405
	4,779	35,244

On April 1, 2023, the company entered into a loan agreement with Grandsky Phoenix Limited to borrow USD3.5 million, with a term of one year. The loan is interest free. On April 1, 2024 the Company entered into a supplementary agreement with Grandsky Phoenix Limited, who agreed to extend the term for additional one year.